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                            [WASATCH(TM) FUNDS LOGO]


                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                               WASATCH FUNDS, INC.

                        SUPPLEMENT DATED AUGUST 29, 2003
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2003

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information dated January 31, 2003. You should retain this Supplement and the Statement of Additional Information for future reference. Additional copies of the Statement of Additional Information may be obtained by visiting our web site at www.wasatchfunds.com or by calling 800.551.1700.

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The first sentence in the section entitled "Investment Objectives and Strategies
- WASATCH CORE GROWTH FUND" on page 3 is hereby revised as follows:

Effective September 12, 2003, the Core Growth Fund is closed to new investors and existing shareholders.

The first sentence in the section entitled "Investment Objectives and Strategies
- WASATCH MICRO CAP FUND" on page 4 is hereby revised as follows:

Effective September 12, 2003, the Micro Cap Fund is closed to new investors and existing shareholders.

The fourth sentence of the second paragraph in the section entitled "Investment Objectives and Strategies - WASATCH MICRO CAP FUND" on page 4 is revised as follows:

In pursuit of its investment objective, under normal market conditions, the Fund will invest at least 80% of its net assets in the common stock of companies with market capitalizations of less than $1 billion at the time of purchase.

The first sentence in the section entitled "Investment Objectives and Strategies
- WASATCH SMALL CAP GROWTH FUND" on page 5 is hereby revised as follows:

Effective September 12, 2003, the Small Cap Growth Fund is closed to new investors and existing shareholders.

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The fourth sentence of the second paragraph in the section entitled "Investment
Objectives and Strategies - WASATCH SMALL CAP GROWTH FUND" on page 5 is revised as follows:

In pursuit of its investment objective, under normal market conditions, the Fund will invest at least 80% of its net assets in the common stock of companies with market capitalizations of less than $2.5 billion at the time of purchase.

The first sentence in the section entitled "Investment Objectives and Strategies
- WASATCH SMALL CAP VALUE FUND" on page 5 is revised as follows:

Effective June 6, 2003, the Wasatch Small Cap Value Fund is closed to new investors and existing shareholders.

The fourth sentence in the section entitled "Investment Objectives and Strategies - WASATCH SMALL CAP VALUE FUND" on page 5 is revised as follows:

In pursuit of its investment objective, under normal market conditions, the Fund will invest at least 80% of its net assets in the common stock of companies with market capitalizations of less than $2.5 billion at the time of purchase.

The first sentence in the section entitled "Investment Objectives and Strategies
- WASATCH ULTRA GROWTH FUND" on page 6 is hereby revised as follows:

Effective September 12, 2003, the Ultra Growth Fund is closed to new investors and existing shareholders.

The following information is inserted on page 33, following the section entitled "Administrator and Transfer Agent":

DISTRIBUTOR. Shares of the Funds are offered on a continuous basis through ALPS Distributors, Inc. ("ADI" or the "Distributor"), 1625 Broadway, Suite 2200, Denver, Colorado 80202, as distributor of the Funds pursuant to a Distribution Agreement dated March 5, 2003, between the Funds and ADI. ADI also serves as distributor of other mutual funds. As distributor, ADI acts as the Funds' agent to underwrite, sell and distribute shares in a continuous offering.